Subsequent Events (Details)			1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 16, 2024 USD ($)	Jan. 08, 2024 USD ($)	Feb. 29, 2024 USD ($) Vessel Segment	Feb. 29, 2024 USD ($) Vessel shares	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) Segment	Dec. 31, 2023 USD ($) Segment shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 07, 2023 USD ($)	Apr. 27, 2021 USD ($)
Subsequent Events [Abstract]
Dividends paid							$ 2,429,275	$ 0	$ 0
Gain on sale of vessels							99,026,692	3,222,631	0
Repayment of debt							$ 7,992,800	3,050,000	$ 1,700,000
Number of reportable segments | Segment						3	3
Repurchases of common stock (in shares) | shares							43,349
$18.0 Million Term Loan Facility [Member]
Subsequent Events [Abstract]
Repayment of debt							$ 2,000,000
Face amount						$ 18,000,000	$ 18,000,000	$ 18,000,000		$ 18,000,000	$ 18,000,000
Plan [Member] | M/T Wonder Sirius [Member]
Subsequent Events [Abstract]
Gain on sale of vessels					$ 20,900,000
Subsequent Event [Member]
Subsequent Events [Abstract]
Outstanding balance			$ 0	$ 0
Number of reportable segments | Segment			2
Repurchases of common stock (in shares) | shares				476,970
Repurchases of common stock				$ 2,800,000
Subsequent Event [Member] | $18.0 Million Term Loan Facility [Member]
Subsequent Events [Abstract]
Repayment of debt		$ 5,300,000
Subsequent Event [Member] | M/T Wonder Sirius [Member]
Subsequent Events [Abstract]
Sales price		$ 33,800,000
Subsequent Event [Member] | Aframax/LR2 Vessels [Member]
Subsequent Events [Abstract]
Number of vessels | Vessel			0	0
Subsequent Event [Member] | Related Party [Member] | Castor [Member] | Series A Preferred Shares [Member]
Subsequent Events [Abstract]
Dividends paid	$ 350,000